Long-Term Incentive Plans - Summary of Information Regarding Restricted Common Unit Awards (Detail) - Restricted Stock [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted common shares outstanding, Number of Shares, Beginning Balance	1,059,211
Granted, Number of Shares	115,302	1,068,422
Forfeited, Number of Shares	(9,211)	(9,211)
Restricted common shares outstanding, Number of Shares, Ending Balance	1,165,302	1,059,211
Restricted common shares outstanding, Weighted-Average Grant Date Fair Value Per Shares, Beginning Balance	$ 19.00
Granted, Weighted-Average Grant Date Fair Value Per Shares	18.05	$ 19.00
Forfeited, Weighted-Average Grant Date Fair Value Per Shares	19.00	19.00
Restricted common shares outstanding, Weighted-Average Grant Date Fair Value Per Shares, Ending Balance	$ 18.91	$ 19.00
MEMP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, Number of Shares	157,360	684,954	524,718	287,943
Forfeited, Number of Shares	(12,467)	(38,294)	(11,734)	(2,334)
Restricted common shares outstanding, Weighted-Average Grant Date Fair Value Per Shares, Beginning Balance	$ 20.93	$ 18.62	$ 18.08
Granted, Weighted-Average Grant Date Fair Value Per Shares	15.45	22.39	18.83	$ 18.07
Forfeited, Weighted-Average Grant Date Fair Value Per Shares	20.73	20.54	17.24	17.14
Restricted common shares outstanding, Weighted-Average Grant Date Fair Value Per Shares, Ending Balance	$ 20.31	$ 20.93	$ 18.62	$ 18.08
Restricted common shares outstanding, Number of Units, Beginning Balance	1,093,520	706,927	285,609
Vested, Number of Units	(78,307)	(260,067)	(91,666)
Restricted common shares outstanding, Number of Units, Ending Balance	1,160,106	1,093,520	706,927	285,609
Vested, Weighted-Average Grant Date Fair Value Per Unit	$ 19.16	$ 18.56	$ 18.31